                              SPDR(R) SERIES TRUST

                          Supplement Dated June 1, 2009
                                     to the
               Prospectus Dated October 31, 2008 (as supplemented)

The table appearing on pages 120 and 121 is hereby replaced with the following table:

Creation and Redemption Transaction Fees:

                                                   MAXIMUM ADDITIONAL
                                                 VARIABLE FEE FOR CASH
                                   TRANSACTION         CREATIONS/
FUND                                   FEE*         REDEMPTIONS*,**
----                               -----------   ---------------------
SPDR Dow Jones Total Market
  ETF...........................      $4,500              0.50%
SPDR Dow Jones Large Cap ETF....      $2,000              0.25%
SPDR Dow Jones Large Cap Growth
  ETF...........................      $1,000              0.25%
SPDR Dow Jones Large Cap Value
  ETF...........................      $1,000              0.25%
SPDR Dow Jones Mid Cap ETF......      $2,000              0.50%
SPDR Dow Jones Mid Cap Growth
  ETF...........................      $1,000              0.50%
SPDR Dow Jones Mid Cap Value
  ETF...........................      $1,000              0.50%
SPDR Dow Jones Small Cap ETF....      $3,000              0.75%
SPDR Dow Jones Small Cap Growth
  ETF...........................      $1,500              0.75%
SPDR Dow Jones Small Cap Value
  ETF...........................      $1,500              0.75%
SPDR DJ Global Titans ETF.......      $1,000              0.50%
SPDR Dow Jones REIT ETF.........      $1,000              0.25%
SPDR KBW Bank ETF...............      $  250              0.75%
SPDR KBW Capital Markets ETF....      $  250              0.75%
SPDR KBW Insurance ETF..........      $  250              0.75%
SPDR Morgan Stanley Technology
  ETF...........................      $  500              0.25%
SPDR S&P Dividend ETF...........      $  250              0.75%
SPDR S&P Aerospace & Defense
  ETF...........................      $  250              0.75%
SPDR S&P Biotech ETF............      $  250              0.75%
SPDR S&P Building & Construction
  ETF...........................      $  250              0.75%
SPDR S&P Computer Hardware ETF..      $  250              0.75%
SPDR S&P Computer Software ETF..      $  250              0.75%
SPDR S&P Health Care Equipment
  ETF...........................      $  250              0.75%
SPDR S&P Health Care Services
  ETF...........................      $  250              0.75%
SPDR S&P Homebuilders ETF.......      $  250              0.75%
SPDR S&P LeisureTime ETF........      $  250              0.75%
SPDR S&P Metals & Mining ETF....      $  250              0.75%
SPDR S&P Oil & Gas Equipment &
  Services ETF..................      $  250              0.75%
SPDR S&P Oil & Gas Exploration &
  Production ETF................      $  250              0.75%



SPDRSTSUPP4

                                                   MAXIMUM ADDITIONAL
                                                 VARIABLE FEE FOR CASH
                                   TRANSACTION         CREATIONS/
FUND                                   FEE*         REDEMPTIONS*,**
----                               -----------   ---------------------
SPDR S&P Outsourcing & IT
  Consulting ETF................       $250               0.75%
SPDR S&P Pharmaceuticals ETF....       $250               0.75%
SPDR S&P Retail ETF.............       $250               0.75%
SPDR S&P Semiconductor ETF......       $250               0.75%
SPDR S&P Telecom ETF............       $250               0.75%
SPDR S&P Transportation ETF.....       $250               0.75%
SPDR KBW Regional Banking ETF...       $250               0.75%
SPDR KBW Mortgage Finance ETF...       $250               0.75%


* From time to time, any Fund may waive all or a portion of its applicable transaction fee(s).

** The variable charge is in addition to the fixed transaction fee and will be applied to each transaction in cash. The maximum additional variable charge is the percentage noted in the table multiplied by the amount of Deposit Cash or Redemption Cash, as applicable. The assessed variable charge may be lower than the respective percentages noted in the table based on actual brokerage and market impact expenses associated with the transaction.

SPDRSTSUPP4

                              SPDR(R) SERIES TRUST

                          Supplement Dated June 1, 2009
                                     to the
               Prospectus Dated October 31, 2008 (as supplemented)

The table appearing on page 61 is hereby replaced with the following table:

Creation and Redemption Transaction Fees:

                                                   MAXIMUM ADDITIONAL
                                                 VARIABLE FEE FOR CASH
                                   TRANSACTION         CREATIONS/
FUND                                   FEE*         REDEMPTIONS*,**
----                               -----------   ---------------------
SPDR Barclays Capital 1-3 Month
  T-Bill ETF....................      $  250              0.05%
SPDR Barclays Capital TIPS ETF..      $  500              0.05%
SPDR Barclays Capital
  Intermediate Term Treasury
  ETF...........................      $  500              0.05%
SPDR Barclays Capital Long Term
  Treasury ETF..................      $  500              0.05%
SPDR Barclays Capital Aggregate
  Bond ETF......................      $  500              0.25%
SPDR Barclays Capital Municipal
  Bond ETF......................      $  250              0.05%
SPDR Barclays Capital California
  Municipal Bond ETF............      $  250              0.05%
SPDR Barclays Capital New York
  Municipal Bond ETF............      $  250              0.05%
SPDR Barclays Capital Short Term
  Municipal Bond ETF............      $  250              0.05%
SPDR DB International Government
  Inflation-Protected Bond ETF..      $1,500              0.30%
SPDR Barclays Capital
  International Treasury Bond
  ETF...........................      $1,500              0.25%
SPDR Barclays Capital High Yield
  Bond ETF......................      $  500              0.50%


* From time to time, any Fund may waive all or a portion of its applicable transaction fee(s).

** The variable charge is in addition to the fixed transaction fee and will be applied to each transaction in cash. The maximum additional variable charge is the percentage noted in the table multiplied by the amount of Deposit Cash or Redemption Cash, as applicable. The assessed variable charge may be lower than the respective percentages noted in the table based on actual brokerage and market impact expenses associated with the transaction.

SPDRTRMBSUPP2